BLACKROCK FUNDS

iShares U.S. Securitized Bond Index Fund

(the “Fund”)

Supplement dated March 13, 2024 to the Statement of

Additional Information (“SAI”) of the Fund dated February 28, 2024

Effective immediately, the Fund’s Statement of Additional Information is amended as follows:

The chart listing investments and investment strategies in Part I of the Fund’s Statement of Additional Information is amended to check off “Lease Obligations” as follows:

Lease Obligations	X

Shareholders should retain this Supplement for future reference.

SAI-USBIF-0324SUP